GS Mortgage-Backed Securities Trust 2026 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 5/1/2026 10:17:30 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	904	0.00%	906
City	0	906	0.00%	906
State	0	906	0.00%	906
Zip	0	906	0.00%	906
Borrower First Name	0	897	0.00%	906
Borrower Last Name	0	906	0.00%	906
Borrower SSN	0	891	0.00%	906
Original Loan Amount	1	906	0.11%	906
Original Interest Rate	0	904	0.00%	906
Representative FICO	0	904	0.00%	906
Property Type	2	904	0.22%	906
Occupancy	0	904	0.00%	906
Purpose	0	906	0.00%	906
Refi Purpose	0	302	0.00%	906
Balloon Flag	0	891	0.00%	906
Original CLTV	1	906	0.11%	906
Original LTV	1	906	0.11%	906
Prepayment Penalty Period (months)	0	892	0.00%	906
Lender	0	891	0.00%	906
Product Description	0	891	0.00%	906
Has FTHB	0	891	0.00%	906
Investor: Qualifying Total Debt Ratio	0	893	0.00%	906
Escrow Account	0	893	0.00%	906
PITIA Reserves Months	0	891	0.00%	906
Original Term	0	9	0.00%	906
Interest Only	0	9	0.00%	906
Lien Position	0	8	0.00%	906
Appraised Value	0	9	0.00%	906
# of Units	0	15	0.00%	906
Contract Sales Price	1	2	50.00%	906
Original HCLTV	1	2	50.00%	906
Doc Type	0	338	0.00%	906
First Payment Date	0	7	0.00%	906
Amortization Type	0	13	0.00%	906
Prepayment Penalty	0	7	0.00%	906
Subject Debt Service Coverage Ratio	0	7	0.00%	906
Note Date	0	6	0.00%	906
Amortization Term	0	6	0.00%	906
Borrower FTHB	0	6	0.00%	906
Decision System	0	1	0.00%	906
Total	7	21,436	0.03%	906